Non-current trade receivables and other non-current assets	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Disclosure of Non-current trade receivables and other non-current assets [text block]
2.5.9
Non-current
trade receivables and other
non-current
assets

	As at June 30,	As at December 31,
(€‘000)	2022	2021
Non-current trade receivables Mesoblast license agreement	—	2 209

Total Non-current Trade and Other receivables	—	2 209

In May 2018, the Group entered into an exclusive license agreement with Mesoblast, an Australian biotechnology company, to develop and commercialize the Group’s intellectual property rights relating to
C-Cath
ez
, an intra-myocardial injection catheter. This license agreement refers to the right to use the company’s intellectual property as it exists at the point in time the license has been granted (May 2018) and foresees contingent milestone payments. At December 31, 2021, the related receivable is reported for its discounted value
(€2.2 million) under
‘Non-current
trade receivables’.
On January 17, 2022, the Group entered into an amendment with Mesoblast to convert the license into non-exclusive
whereby the Company agreed, (a) to settle $2,500,000 of receivable as of December 31, 2021 with $1,500,000 and; (b) extend certain milestone payments. The consideration of $1,500,000 was agreed to be paid by Mesoblast in Mesoblast ordinary shares. The difference $1,000,000 has been capitalized as an intangible asset reflecting the Group’s opportunity to explore new partnership for the
C-Cath
ez
(see note 2.5.
8
).

	As at June 30,	As at December 31,
(€‘000)	2022	2021
R&D Tax credit receivable	4 094	3 764

Total Non-current Grant recevables	4 094	3 764

Deposits	222	262

Total Other non-current assets	222	262

In 2017, the Group recognized for the first time a R&D tax credit (€1.2 million)
receivable from the federal government that included a one-off catch-up effect. Since 2018, further R&D tax credit receivables are recorded on an annual basis. During the six-month period ended June 30, 2022, the Group was eligible for R&D tax credit o
f €0.3
million, as it incurred qualified expenditures, this receivable is recorded as R&D tax credit receivable.
The
non-current
assets refer to security deposits paid to the lessors of the building leased by the Group and a deposit to the Social Security administration.

4
The Probability of Success (PoS) associated to the product candidate
CYAD-211
also used by management within impairment testing of Goodwill and OnCyte IPRD are the same as the PoS associated with the product candidate
CYAD-02
used for the contingent consideration liability reassessment (see note 2.5.16.2).